STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Operating Costs and Expenses	$ 299,060	$ 114,144
Loss from operations	(299,060)	(114,144)
Other income (expense):
Change in fair value of warrant liability	9,028,000	(12,110,000)
Offering costs allocated to derivative warrant liabilities		(749,253)
Interest earned on marketable securities held in Trust Account	5,729	1,973
Net income	8,734,669	$ (12,971,424)	$ (12,971,424)
Class A Common Stock
Other income (expense):
Net income	$ 0
Weighted average shares outstanding of ordinary shares	23,000,000
Earnings per share, basic and diluted	$ 0.00	$ 0.00
Class A ordinary shares subject to redemption
Other income (expense):
Weighted average shares outstanding of ordinary shares		23,000,000
Class B ordinary shares
Other income (expense):
Net income	$ 0
Weighted average shares outstanding of ordinary shares	5,750,000	5,194,656
Earnings per share, basic and diluted	$ 1.52	$ (2.50)